SHORT-TERM BORROWINGS AND LONG-TERM LOAN (Summary of Bank Loans) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Short-term Debt [Line Items]
Short-term Debt	¥ 50,000	$ 7,685	¥ 60,000
Long-term loans	50,000	7,685	63,300
Less: amounts classified as short-term loan	(50,000)	(7,685)	(60,000)
Less: long-term loan, current portion;	0	0	(3,300)
Long-term loan	¥ 0	$ 0	0
Bank of SPD [Member]
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	5.22%	5.22%
Short-term Debt	¥ 0	$ 0	15,000
Less: amounts classified as short-term loan	¥ 0	$ 0	(15,000)
Bank of Weifang [Member] | - July 15, 2016 to July 15, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 0	$ 0	19,500
Less: amounts classified as short-term loan	¥ 0	$ 0	(19,500)
Bank of Weifang [Member] | - July 15, 2016 to July 15, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 0	$ 0	15,000
Less: amounts classified as short-term loan	¥ 0	$ 0	(15,000)
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 0	$ 0	6,400
Less: amounts classified as short-term loan	¥ 0	$ 0	(6,400)
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 0	$ 0	1,800
Less: amounts classified as short-term loan	¥ 0	$ 0	(1,800)
Bank of Weifang [Member] | - July 20, 2016 to July 20, 2017
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	7.50%	7.50%
Short-term Debt	¥ 0	$ 0	2,300
Less: amounts classified as short-term loan	¥ 0	$ 0	(2,300)
Bank of Weifang [Member] | - July 28, 2017 to July 28, 2018
Short-term Debt [Line Items]
Short-term bank loans, fixed interest rate	6.50%	6.50%
Short-term Debt	¥ 50,000	$ 7,685	0
Less: amounts classified as short-term loan	¥ (50,000)	$ (7,685)	0
Weifang Dongfang State-Owned Assets Management Co Ltd [Member] | - October 19, 2009 to October 18, 2017
Short-term Debt [Line Items]
Long-Term Loan , Fixed Interest Rate	4.41%	4.41%
Long-term loans	¥ 0	$ 0	¥ 3,300